SHARE-BASED COMPENSATION - Schedule of Options Outstanding (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average share price
Beginning balance (in dollars per share)	$ 0.75	$ 0.75
Granted (in dollars per share)	3.34	0.75
Exercised (in dollars per share)	0	0
Forfeited, expired and cancelled (in dollars per share)	(1.01)	0
Ending balance (in dollars per share)	$ 1.98	$ 0.75
Number of shares
Beginning balance (in shares)	10,930	5,000
Granted (in shares)	4,165	5,930
Exercised (in shares)	0	0
Forfeited, expired and cancelled (in shares)	(1,985)	0
Ending balance (in shares)	13,110	10,930
Options exercisable (in shares)	5,115